Fair Value Measurement - Schedule of Changes in Level 3 Liabilities for Warrants (Details) - Investors' and Placement Agent's Warrants [Member] - Fair Value of Liability Related to Warrants - USD ($)
$ in Thousands
	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number warrants balance at March 31, 2018	3,635,270	3,635,270
Number warrants Revaluation of warrants to purchase Common Stock
Number warrants balance at June 30, 2018	3,635,270	3,635,270
Fair value of liability related to warrants balance at March 31, 2018	$ 5,678	$ 9,172
Fair value of liability related to warrants Revaluation of warrants to purchase Common Stock	1,277	(3,494)
Fair value of liability related to warrants Balance at June 30, 2018	$ 6,955	$ 5,678